NOTE 4 - INCOME TAXES: Schedule of income taxe reconciliation (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Current Federal Tax (21%)	$ 62,000	$ 94,000
Change in valuation allowance	$ (62,000)	$ (94,000)